JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated May 4, 2012

to the Prospectuses dated November 1, 2011, as supplemented

Effective June 1, 2012, the portfolio manager information for JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (each, a “Fund”, and collectively, the “Funds”) in the section titled “Management” in each Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-Adviser

J.P. Morgan Private Investments Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Jonathan A. Shelon	2012	Managing Director
Ken Louie	2009	Executive Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

The Portfolio Managers

The lead portfolio managers who are primarily responsible for the day-to-day management of the Funds are listed below.

The senior portfolio management team consists of Jonathan Shelon, Managing Director of JPMorgan Chase Bank, N.A. and Head of the Access Funds Investment Team at J.P. Morgan Private Investments Inc., and Ken Louie, Executive Director. Mr. Shelon who, in addition to Mr. Louie, formulates the asset allocation strategy for each of the Funds, as well as determines which of the underlying investment strategies should be used as investments in the portfolio. In addition to being the Chief Investment Officer for the JPMorgan Global Access Portfolios, Mr. Shelon is also a senior member of the J.P. Morgan Private Bank Strategy Team responsible for the development of investment strategy, including tactical and strategic asset allocation for over $700 billion in high net worth client assets. Prior to joining J.P. Morgan in 2011, Mr. Shelon spent ten years as a portfolio manager at Fidelity Investments where he had managed multi-asset class portfolios for institutional clients and target-date strategies for college-savings and retirement investors. Before Fidelity, Mr. Shelon held consulting roles at Callan Associates, an institutional investment consulting firm, and Milliman, a leading consulting organization to the insurance industry. Mr. Louie is an investment strategist on the Global Markets Strategy Team at J.P. Morgan Private Bank and has served as a portfolio manager for the JPMorgan Global Access Portfolios since 2009. An employee since 1990, Mr. Louie previously managed over $6 billion in high net worth and private foundation assets at the J.P. Morgan Private Bank.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-ACCESS-PM-512

JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated May 4, 2012

to the Statement of Additional Information, dated November 1, 2011, as supplemented

Effective June 1, 2012, the following sections replace the information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Access Balanced Fund and the JPMorgan Access Growth Fund:

Portfolio Managers’ Other Accounts Managed

The following tables show information regarding all the other accounts managed by each portfolio manager as of March 31, 2012:

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Access Balanced Fund
Jonathan A. Shelon	2	$982	12	$3,892	0	0
Ken Louie	1	870	0	0	0	0
Access Growth Fund
Jonathan A. Shelon	2	1,232	12	3,892	0	0
Ken Louie	1	1,120	0	0	0	0

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Access Balanced Fund
Jonathan A. Shelon	1	$908	18	$6,063	0	0
Ken Louie	0	0	0	0	0	0
Access Growth Fund
Jonathan A. Shelon	1	908	18	6,063	0	0
Ken Louie	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table shows information regarding the ownership of securities of each portfolio manager as of March 31, 2012:

Aggregate Dollar Range of Securities in the Funds

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Access Balanced Fund
Jonathan A. Shelon	0	0		0	0	0	0
Ken Louie	0	0		0	0	0	0
Access Growth Fund
Jonathan A. Shelon	0	0		0	X	0	0
Ken Louie	0	0		X	0	0	0

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-ACCESS-PM-512